Cash and Bank Balances (Details) - Schedule of Functional Currency - MYR (RM)	Jun. 30, 2024	Dec. 31, 2023
Singapore dollar [Member]
Schedule of Functional Currency [Abstract]
Functional currency	RM 21,020	RM 15,101
United States dollar [Member]
Schedule of Functional Currency [Abstract]
Functional currency	RM 666,228	RM 1,379,856